Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Schedule of Estimated Fair Values of the Identifiable Assets Acquired

The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date:

Customer relationships	$529
Technology	309
Goodwill	758
Total net assets acquired	$1,596

Theoris Group Inc [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired of $286	$2,321
Intangible assets	5,205
Goodwill	5,284
Total net assets acquired	$12,810

Executive Life Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired of $156	$244
Intangible assets	229
Goodwill	843
Total net assets acquired	$1,316

K.M.T. (M.H.) Technologies Communication Computer Ltd [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition

Net assets, excluding $632 of cash acquired	$197
Intangible assets, net of deferred tax liabilities	8,281
Non-controlling interests	(3,644)
Goodwill	9,410
Total assets acquired	$14,244

Share Purchase Agreement [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net liabilities, excluding $1,548 of cash acquired	$(2,762)
Intangible assets, net of deferred tax liabilities	7,445
Goodwill	15,261
Total assets acquired	$19,944

Goodkind Group, LLC [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Net assets, excluding $147 of cash acquired	$3,177
Customer relationships, net of deferred tax liabilities	3,901
Goodwill	4,404
Total assets acquired	$11,482

IT Professional Services [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Net assets, excluding $447 of cash acquired	$120
Customer relationships, net of deferred tax liabilities	1,054
Goodwill	1,807
Total assets acquired	$2,981

Asset Purchase Agreements [Member]
Disclosure of detailed information about business combination [line items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisitions:

Net liabilities	(308)
Customer relationships, net of deferred tax liabilities	1,163
Goodwill	898
Total assets acquired	$1,753